UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                                 Form 13F
                            Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2000
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:_____The Adams Express Company____
Address: _7 St. Paul Street, Suite 1140
__________Baltimore, MD 21202__________
__________________________________________
Form 13F File Number: 28-597_________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: ___Christine M. Griffith_
Title: __Assistant Treasurer___
Phone: __(401) 752-5900________
Signature, Place, and Date of Signing:
__(signed)_Christine M. Griffith Baltimore, Md. MAY 12, 2000 [Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]


Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: __________0____
Form 13F Information Table Entry Total: ____116______
Form 13F Information Table Value Total: $_2,274______
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28- NONE____________ ________________________
[Repeat as necessary.

                           FORM 13F INFORMATION TABLE

COLUMN 1                              COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5       COL. 6  COLUMN 7        COLUMN 8
-------------------------------       --------   --------   --------   ------------------  ------- -------- ----------------------
                                      TITLE OF                VALUE                        INVSTMT  OTHER
NAME OF ISSUER                          CLASS      CUSIP    (x$1000)                       DSCRETN MANAGERS
                                                                      SHARES/    SH/  PUT/                     VOTING AUTHORITY
                                                                      PRIN.AMT   PRN  CALL
                                                                                                              SOLE    SHARED  NONE
ABBOTT LABORATORIES                      COM      002824100     8,973    255,000 SH        SOLE               255,000
ALZA CORPORATION                         COM      022615108    12,771    340,000 SH        SOLE               340,000
AMBAC FINANCIAL GROUP, INC.              COM      023139108    19,122    379,600 SH        SOLE               379,600
AMERICAN HOME PRODUCTS CORP.             COM      026609107    22,791    425,000 SH        SOLE               425,000
AMERICAN INTEL. GROUP INC.               COM      026874107    55,434    506,250 SH        SOLE               506,250
AMERICAN TOWER CORP. 5% 2/2010           DEB      029912AE2    10,664  9,500,000 SH        SOLE             9,500,000
ANNUITY AND LIFE RE (HOLDINGS), LTD.     COM      G03910109    18,200    700,000 SH        SOLE               700,000
ASSOC. FIRST CAPITAL CORP. SER. A        COM      046008108    11,722    546,800 SH        SOLE               546,800
AVERY DENNISON CORP.                     COM      053611109    14,521    237,800 SH        SOLE               237,200
AVERY DENNISON CORP.                     PUT      053611959       745     12,200       PUT
BMC SOFTWARE INC.                        COM      055921100    14,812    300,000 SH        SOLE               300,000
BP AMOCO PLC SPN                        ADRS      055662104    14,327    270,000 ADR       SOLE               270,000
BANK ONE CORP                            COM      06443A103    11,344    330,000 SH        SOLE               330,000
BAXTER INTERNATIONAL                     COM      071813109    15,985    255,000 SH        SOLE               255,000
BELLSOUTH CORP.                          COM      079860102    20,680    440,000 SH        SOLE               440,000
BLACK & DECKER CORP.                     COM      091797100    11,269    300,000 SH        SOLE               300,000
BLACK HILLS CORP.                        COM      092113109    12,244    555,000 SH        SOLE               555,000
CALPINE CORP.                            COM      131347106     3,290     35,000 SH        SOLE                35,000
CALPINE CORP.                           CALL      131347956     2,350     25,000      CALL
CALPINE CAP TRST 5.75% CV HIGH TIDES     PFD      131346207    18,579    202,500 SH        SOLE               202,500
CANADIAN NATIONAL RAILWAY.               COM      136375102     1,601     60,000 SH        SOLE                60,000
CANADIAN NATIONAL RAILWAY 5.25% PFD     QUIDS     136375409       626     15,000 SH        SOLE                15,000
CHIRON CORP.                             COM      170040109    27,431    550,000 SH        SOLE               550,000
CINERGY CORP.                            COM      172474108     6,450    300,000 SH        SOLE               300,000
CISCO SYSTEMS, INC.                      COM      17275R102   141,868  1,835,000 SH        SOLE             1,835,000
COCA-COLA CO.                            COM      191216100     7,979    170,000 SH        SOLE               170,000
CORNING, INC.                            COM      219350105    84,390    435,000 SH        SOLE               435,000
CORNING, INC                            CALL      219350905     3,880     20,000      CALL
DEAN FOODS CO.                           COM      242361103     8,025    300,000 SH           SOLE            300,000
DELPHI AUTOMOTIVE, INC.                  COM      247126105    11,040    690,000 SH           SOLE            690,000
DOVER CORP.                              COM      260003108    12,447    260,000 SH           SOLE            260,000
ELAN CORP. PLC                          ADRS      284131208    41,325    870,000 SH           SOLE            870,000
ENDESA, S.A.                            ADRS      29258N107     8,203    350,000 SH           SOLE            350,000
ENGELHARD CORP.                          COM      292845104     5,672    375,000 SH           SOLE            375,000
ENRON CORP.                              COM      293561106    37,437    500,000 SH           SOLE            500,000
ERICSSON(L.M.) TEL. 4.25% CV DUE 2000   DEBS      294821509     3,120    120,000 PRN          SOLE            120,000
ERISSON (L.M.) TELEPHONE CO.             COM      294821400    70,359    750,000 SH           SOLE            750,000
EXXON MOBIL CORP.                        COM      30231G102    12,327    158,418 SH           SOLE            158,418
FEDERAL HOME LOAN MORTGAGE CORP.         COM      313400301    15,907    360,000 SH           SOLE            360,000
FINANCIAL SEC. ASSURANCE HOLDINGS LTD    COM      31769P100    22,574    307,387 SH           SOLE            307,387
FIRST DATA CORP.                         COM      319963104    15,221    343,980 SH           SOLE            343,980
FORT JAMES CORP.                         COM      347471104    13,420    610,000 SH           SOLE            610,000
FORT JAMES CORP.                         PUT      347471954       550     25,000       PUT
GENERAL ELECTRIC CO.                     COM      369604103   100,096    645,000 SH           SOLE            645,000
GENERAL ELECTRIC CO.                    CALL      369604903     1,552     10,000      CALL
GLOBAL CROSSING LTD                      COM      G3921A100    29,475    720,000 SH           SOLE            720,000
GLOBAL CROSSING LTD                     CALL      G3921A900       819     20,000       PUT
GREENPOINT FINANCIAL CORP.               COM      395384100     8,537    435,000 SH           SOLE            435,000
HEWLETT-PACKARD CO.                      COM      428236103    26,512    200,000 SH           SOLE            200,000
HEWLETT-PACKARD CO.                      PUT      428236953     1,326     10,000       PUT
HONEYWELL INT'L INC.                     COM      438516106     5,269    100,000 SH           SOLE            100,000
HONEYWELL INT'L INC.                     PUT      438516956     2,371     45,000       PUT
HOUSTON IND. INC. 7% CV DUE 7/1/2000    DECS      442161204    14,310     90,000 SH           SOLE             90,000
INTEL CORP.                              COM      458140100    44,859    340,000 SH           SOLE            340,000
INTERSTATE BAKERIES CORP.                COM      46072H108     1,966    138,000 SH           SOLE            138,000
INVESTORS FINANCIAL SERV. CORP.          COM      461915100    24,727    420,000 SH           SOLE            420,000
IVEX PACKAGING CORP.                     COM      465855104     7,018    928,000 SH           SOLE            928,000
JOHNSON & JOHNSON                        COM      478160104     8,863    126,500 SH           SOLE            126,500
JOHNSON & JOHNSON                        PUT      478160954     2,802     40,000       PUT
LEGATO SYSTEMS INC.                      COM      524651106    12,495    280,000 SH           SOLE            280,000
LEGATO SYSTEMS INC.                      COM      524651956       669     15,000       PUT
LILLY (ELI) & CO.                        COM      532457108    18,270    290,000 SH           SOLE            290,000
LUCENT TECHNOLOGIES INC.                 COM      549463107    30,917    508,920 SH           SOLE            508,920
MCI WORLDCOM, INC.                       COM      55268B106    24,922    550,000 SH           SOLE            550,000
MCDONALD'S CORP.                         COM      580135101    21,035    560,000 SH           SOLE            560,000
MEAD CORP.                               COM      582834107    13,975    400,000 SH           SOLE            400,000
MEDIAONE GROUP INC.                      COM      58440J104    12,150    150,000 SH           SOLE            150,000
MEADIAONE GROUP, INC. 6.25% DUE 2001    PIES      58440J401    10,094     85,000 SH           SOLE             85,000
MELLON BANK CORP.                        COM      585509102    12,390    420,000 SH           SOLE            420,000
MERCK & CO., INC.                        COM      589331107    18,637    300,000 SH           SOLE            300,000
MOTOROLA, INC.                           COM      620076109    23,047    161,874 SH           SOLE            161,874
MOTOROLA, INC.                          CALL      620076959     1,424     10,000      CALL
NATIONAL CITY CORP.                      COM      635405103     3,300    160,000 SH           SOLE            160,000
NEXTEL COMMUNICATIONS, INC.              COM      65332V103    77,090    520,000 SH           SOLE            520,000
NEXTEL COMM, INC. 5.25%DUE 1/15/2010     DEB      65332VAW3    11,900 10,000,000 SH           SOLE          10,000,00
                                                                                                                    0
NOKIA CORP. PFD                         ADRS      654902204    99,935    460,000 SH           SOLE            460,000
NOKIA CORP. PFD. ADR                    CALL      654902204     2,172     10,000      CALL    SOLE
NORTEL NETWORKS LTD                      COM      656569100    93,870    745,000 SH           SOLE            745,000
NORTEL NETWORKS LTD                     CALL      656569900       491      3,900      CALL
NORTHWESTERN CORP.                       COM      668074107    10,312    500,000 SH           SOLE            500,000
ORACLE CORP                              COM      68389X105    46,057    590,000 SH           SOLE            590,000
ORACLE CORP                             CALL      68389X955       781     10,000      CALL
OWENS-ILLINOIS INC.                      COM      690768403    10,294    610,000 SH           SOLE            610,000
PALL CORP.                               COM      696429307    13,462    600,000 SH           SOLE            600,000
PEOPLES HERITAGE FINANCIAL GROUP         COM      711147108     7,110    474,000 SH           SOLE            474,000
PEPSICO, INC.                            COM      713448108    10,195    295,000 SH           SOLE            295,000
PETROLEUM & RESOURCES CORP.              COM      716549100    43,563  1,210,085 SH           SOLE          1,210,085
PHARMACIA  & UPJOHN INC.                 COM      716941109    18,367    310,000 SH           SOLE            310,000
PROVIDENT BANKSHARES CORP.               COM      743859100     4,786    303,875 SH           SOLE            303,875
QRS CORP.                                COM      74726X105    32,734    435,000 SH           SOLE            435,000
QWEST COMMUNICATIONS INT'L. INC.         COM      749121109    36,860    760,000 SH           SOLE            760,000
QWEST COMM. INTL INC 5.75% DUE 2003    TRENDS     74912L105     9,500    125,000 SH           SOLE            125,000
RCN CORP                                 COM      749361101    12,930    240,000 SH           SOLE            240,000
RCN CORP                                 PUT      749361951     1,616     30,000       PUT
RALSTON PURINA CO. 7% DUE 2000           COM      751227401     5,254    180,000 SH           SOLE            180,000
RYDER SYSTEM INC.                        COM      783549108    10,095    445,000 SH           SOLE            445,000
SBC COMMUNICATIONS INC.                  COM      78387G103    33,094    787,960 SH           SOLE            787,960
SAPIENT CORP                             COM      803062108    48,228    575,000 SH           SOLE            575,000
SAPIENT CORP                            CALL      803062908     1,677     20,000      CALL
SAPIENT CORP                             PUT      803062958       838     10,000       PUT
SCHLUMBERGER, LTD                        COM      806857108     6,763     88,400 SH           SOLE             88,400
SMITHKLINE BEECHAM PLC                  ADRS      832378301    17,176    260,000 SH           SOLE            260,000
SOLECTRON CORP.                          COM      834182107    80,125  2,000,000 SH           SOLE          2,000,000
SOLECTRON CORP.                          PUT      834182957       801     20,000       PUT
TECO ENERGY, INC                         COM      872375100     5,831    300,000 SH           SOLE            300,000
TIFFANY & COMPANY                        COM      886547108    14,634    175,000 SH           SOLE            175,000
TIME WARNER TELECOM                      COM      887319101    32,157    404,500 SH           SOLE            404,500
UNITED WATER RESOURCES, INC.             COM      913190104    20,850    600,000 SH           SOLE            600,000
VERTEX PHARM 5% CV DUE 3/2007            DEB      92532FAA8     7,437 10,000,000 SH           SOLE          10,000,00
                                                                                                                    0
VODAFONE AIRTOUCH PLC                   ADRS      92857T107    15,974    287,500 SH           SOLE            287,500
WACHOVIA CORP.                           COM      929771103    12,837    190,000 SH           SOLE            190,000
WELLS FARGO & CO.                        COM      949746101    22,516    550,000 SH           SOLE            550,000
WILLIAMS COMMUNICATIONS GROUP INC.       COM      969455104    24,284    468,700 SH           SOLE            468,700
WILLIAMS COMPANIES, INC.                 COM      969457100    21,969    500,000 SH           SOLE            500,000
WILLIAMS COMPANIES, INC.                 PUT      969457950     1,977     45,000       PUT
WILMINGTON TRUST CORP.                   COM      971807102    10,211    210,000 SH           SOLE            210,000
                                                            2,274,265